NOTE 6. TAX INSTALLMENTS PAYABLE - NOTE 6. TYPE OF TAX (SCHEDULE) (Details) (USD $)	Dec. 31, 2012
Tax Payable	$ 436,355
Cofins Payable
Tax Payable	107,084
PIS Withheld
Tax Payable	22,725
Social Security
Tax Payable	84,230
Income Tax Payable
Tax Payable	$ 222,316